Employees' Defined Benefit Plans, Foreign Plans (Detail) In Thousands				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Foreign plans JPY (¥)	Mar. 31, 2011 Foreign plans USD ($)	Mar. 31, 2010 Foreign plans JPY (¥)
Change in benefit obligation:
Benefit obligation at beginning of year				¥ 5,002,000	$ 60,156	¥ 3,724,000
Service cost				321,000	3,860	221,000
Interest cost				206,000	2,477	212,000
Actuarial loss (gain)				(43,000)	(517)	515,000
Acquisition and other				789,000	9,490	633,000
Foreign currency exchange rate changes				(439,000)	(5,280)	(102,000)
Benefits paid				(175,000)	(2,104)	(201,000)
Defined Benefit Plan, Benefit Obligation				5,661,000	68,082	5,002,000
Change in plan assets:
Fair value of plan assets at beginning of year	99,723	8,292,000	8,411,000	435,000	5,232	231,000
Actual return on plan assets				57,000	686	13,000
Employer contribution				179,000	2,153	252,000
Foreign currency exchange rate changes				(30,000)	(361)	2,000
Benefits paid				(48,000)	(578)	(63,000)
Fair value of plan assets at end of year	99,723	8,292,000	8,411,000	593,000	7,132	435,000
Funded status				¥ (5,068,000)	$ (60,950)	¥ (4,567,000)